Schedule of principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
BeLive Technology Group Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Investment holding
Country of business/incorporation	British Virgin Islands
BeLive Technology Pte. Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Development of other software and programming activities
Country of business/incorporation	Singapore
BeLive Technology Vietnam Company Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Computer programming and system administration
Country of business/incorporation	Vietnam
BeLive New Media [member]
IfrsStatementLineItems [Line Items]
Principal activities	Investment holding	[1]
Country of business/incorporation	British Virgin Islands	[1]
BeLive AI Studios [member]
IfrsStatementLineItems [Line Items]
Principal activities	Creative agency dealing in content production and campaign marketing	[1]
Country of business/incorporation	Singapore	[1]

[1]	BeLive New Media was newly incorporated on June 26, 2025 and BeLive AI Studios was newly incorporated on July 07, 2025.